Note 10. Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 10. Related Party Transactions (Details) [Line Items]
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0010	$ 0.0010
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 3,010,644
Common Stock, Shares, Outstanding	616,858	208,087
Majority Shareholder [Member] | Series E Preferred Stock [Member]
Note 10. Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,000,000
Professional and Contract Services Expense (in Dollars)	20,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 3,010,644
Majority Shareholder [Member]
Note 10. Related Party Transactions (Details) [Line Items]
Common Stock, Shares, Outstanding	173,521
Equity Method Investment, Ownership Percentage	53.00%
Series E Preferred Stock [Member]
Note 10. Related Party Transactions (Details) [Line Items]
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001